Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	14 Months Ended	26 Months Ended	38 Months Ended	50 Months Ended	62 Months Ended	74 Months Ended
	Mar. 01, 2019	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value	$ 10,000	$ 10,239	$ 10,552	$ 12,498	$ 11,882	$ 11,126	$ 12,737	$ 13,959
ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000	10,236	10,525	11,981	11,014	10,780	11,705	$ 12,479
Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name								Blended Benchmark1
Accumulated Value	$ 10,000	$ 10,292	$ 10,737	$ 12,271	$ 11,523	$ 11,140	$ 12,383	$ 13,454